Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per Share

18. Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The net income allocated to Class A and Series C shares was based on an as converted basis utilizing the two-class method.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders and Series C preferred shareholders.

At December 31, 2021, there were 1,549,825 shares of incentive share grants unvested as part of senior management’s and non-executive directors incentive awards approved on September 29, 2021. At December 31, 2020, there were 928,908 shares of incentive share grants unvested as part of management’s equity incentive awards.

18.	Earnings per Share (continued)

Numerator:	December 31, 2021	December 31, 2020	December 31, 2019
Net income attributable to common shareholders	$163,232	$37,568	$36,757
Undistributed income attributable to Series C participating preferred shares	—	(15,883)	(19,190)
Net income available to common shareholders, basic and diluted	$163,232	$21,685	$17,567

Net income available to:
Class A, basic and diluted	$163,232	$21,685	$17,567

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,125,003	17,687,137	11,859,506
Plus weighted average number of RSUs with service conditions	383,012	65,388	47,400
Common share and common share equivalents, dilutive	35,508,015	17,752,525	11,906,906

Basic earnings per share:
Class A	4.65	1.23	1.48

Diluted earnings per share:
Class A	4.60	1.22	1.48

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$—	$15,883	$19,190
Basic weighted average number of Series C Preferred shares outstanding, as converted	—	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	—	47,895	51,780
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	—	13,003,082	13,006,967
Basic earnings per share	—	1.23	1.48
Diluted earnings per share	—	1.22	1.48